CONSOLIDATED STATEMENT OF FINANCIAL POSITION - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash and due from banks:
Non-interest-bearing	S/ 6,019,776	S/ 5,568,657
Interest-bearing	17,202,211	11,077,112
Total Cash and Due from Banks	23,221,987	16,645,769
Cash collateral, reverse repurchase agreements and securities borrowings	7,480,420	10,919,624
Investments:
Trading securities	4,024,737	4,015,019
Available-for-sale investments	21,732,107	17,086,774
Available-for-sale investments pledged as collateral	2,691,784	1,598,893
Total Available-for-sale investments	24,423,891	18,685,667
Held-to-maturity investments	1,826,394	2,867,755
Held-to-maturity investments pledged as collateral	2,586,979	2,250,665
Total Held-to-maturity investments	4,413,373	5,118,420
Total Investments	32,862,001	27,819,106
Loans, net:
Loans, net of unearned income	100,477,775	94,768,901
Allowance for loan losses	(4,500,498)	(4,207,133)
Total loans, net	95,977,277	90,561,768
Financial assets designated at fair value through profit or loss	537,685	459,099
Premiums and other policies receivable	656,829	643,224
Accounts receivable from reinsurers and coinsurers	715,695	454,187
Property, furniture and equipment, net	1,509,492	1,551,703
Due from customers on acceptances	532,034	491,139
Intangible assets and goodwill, net	1,978,865	1,960,690
Other assets	4,999,998	4,928,913
Total assets	170,472,283	156,435,222
Deposits and obligations:
Non-interest-bearing	29,382,909	28,084,691
Interest-bearing	67,787,502	57,831,696
Deposits and obligations	97,170,411	85,916,387
Payables from repurchase agreements and security lending	13,415,843	15,127,999
Due to banks and correspondents	7,996,889	7,493,916
Banker’s acceptances outstanding	532,034	491,139
Accounts payable to reinsurers	235,185	233,892
Financial liabilities at fair value through profit or loss	168,089	209,520
Technical reserves, insurance claims reserves and unearned premiums	7,443,760	6,786,189
Bonds and notes issued	16,242,257	15,939,603
Other liabilities	5,014,112	4,120,066
Total liabilities	148,218,580	136,318,711
Equity attributable to Credicorp's equity holders
Capital stock	1,318,993	1,318,993
Treasury stock	(208,937)	(209,322)
Capital Surplus	271,948	280,876
Reserves	14,647,709	13,539,091
Other reserves	1,455,594	1,209,731
Retained earnings	4,271,260	3,516,766
Equity attributable to owners of parent	21,756,567	19,656,135
Non-controlling interest	497,136	460,376
Total equity	22,253,703	20,116,511
Total liabilities and equity	S/ 170,472,283	S/ 156,435,222